VARIABLE INTEREST ENTITIES (VIEs) - SCHEDULE OF SALE LEASEBACK TRANSACTIONS (Details) - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Nov. 30, 2015	Sep. 30, 2016
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Sales value		$ 285.0
First repurchase option		225.8
Repurchase obligation at end of lease term		128.3
Tundra SPV Agreement | Golar Tundra
Variable Interest Entity [Line Items]
Sales value	$ 254.6	254.6
First repurchase option		194.1
Repurchase obligation at end of lease term		$ 114.6